CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Aug. 31, 2021	$ 53,198	$ 81,551,840	$ (14,872)	$ (68,032,941)	$ 13,557,225
Beginning balance, shares at Aug. 31, 2021	53,198,399
Stock based compensation due to common stock purchase options		1,024,162			1,024,162
Foreign currency translation adjustments			(58,759)		(58,759)
Net loss				(4,948,533)	(4,948,533)
Ending balance, value at Aug. 31, 2022	$ 53,198	82,576,002	(73,631)	(72,981,474)	9,574,095
Ending balance, shares at Aug. 31, 2022	53,198,399
Stock based compensation due to common stock purchase options		85,200			85,200
Foreign currency translation adjustments			(5,431)		(5,431)
Net loss				(726,157)	(726,157)
Ending balance, value at Nov. 30, 2022	$ 53,198	82,661,202	(79,062)	(73,707,631)	8,927,707
Ending balance, shares at Nov. 30, 2022	53,198,399
Beginning balance, value at Aug. 31, 2022	$ 53,198	82,576,002	(73,631)	(72,981,474)	9,574,095
Beginning balance, shares at Aug. 31, 2022	53,198,399
Stock based compensation due to common stock purchase options		159,382			159,382
Foreign currency translation adjustments			(4,528)		(4,528)
Net loss				(2,396,395)	(2,396,395)
Ending balance, value at Aug. 31, 2023	$ 53,198	82,735,384	(78,159)	(75,377,869)	7,332,554
Ending balance, shares at Aug. 31, 2023	53,198,399
Beginning balance, value at Nov. 30, 2022	$ 53,198	82,661,202	(79,062)	(73,707,631)	8,927,707
Beginning balance, shares at Nov. 30, 2022	53,198,399
Stock based compensation due to common stock purchase options		24,727			24,727
Foreign currency translation adjustments			661		661
Net loss				(527,697)	(527,697)
Ending balance, value at Feb. 28, 2023	$ 53,198	82,685,929	(78,401)	(74,235,328)	8,425,398
Ending balance, shares at Feb. 28, 2023	53,198,399
Stock based compensation due to common stock purchase options		24,728			24,728
Foreign currency translation adjustments			270		270
Net loss				(554,249)	(554,249)
Ending balance, value at May. 31, 2023	$ 53,198	82,710,657	(78,131)	(74,789,577)	7,896,147
Ending balance, shares at May. 31, 2023	53,198,399
Beginning balance, value at Aug. 31, 2023	$ 53,198	82,735,384	(78,159)	(75,377,869)	7,332,554
Beginning balance, shares at Aug. 31, 2023	53,198,399
Stock based compensation due to common stock purchase options		23,215			23,215
Foreign currency translation adjustments			(1,528)		(1,528)
Net loss				(501,372)	(501,372)
Ending balance, value at Nov. 30, 2023	$ 53,198	82,758,599	(79,687)	(75,879,241)	6,852,869
Ending balance, shares at Nov. 30, 2023	53,198,399
Stock based compensation due to common stock purchase options		48,840			48,840
Deemed dividend attributable to warrant modification		400,000		(400,000)
Foreign currency translation adjustments			2,231		2,231
Net loss				(447,031)	(447,031)
Ending balance, value at Feb. 29, 2024	$ 53,198	83,207,439	(77,456)	(76,726,272)	6,456,909
Ending balance, shares at Feb. 29, 2024	53,198,399
Stock based compensation due to common stock purchase options		279,903			279,903
Foreign currency translation adjustments			2,791		2,791
Net loss				(1,462,314)	(1,462,314)
Ending balance, value at May. 31, 2024	$ 53,198	$ 83,487,342	$ (74,665)	$ (78,188,586)	$ 5,277,289
Ending balance, shares at May. 31, 2024	53,198,399